FAIR VALUE DISCLOSURES	7 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
9.	FAIR VALUE DISCLOSURES
Fair value represents the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date (i.e., an exit price). The Company and the products it manages hold a variety of assets and liabilities, certain of which are not publicly traded or that are otherwise illiquid. Significant judgement and estimation go into the assumptions that drive the fair value of these assets and liabilities. The fair value of these assets and liabilities may be estimated using a combination of observed transaction prices, prices from third parties (including independent pricing services and relevant broker quotes), models or other valuation methodologies based on pricing inputs that are neither directly nor indirectly market observable. Due to the inherent uncertainty of valuations of assets and liabilities that are determined to be illiquid or do not have readily ascertainable fair values, the estimates of fair value may differ from the values ultimately realized, and those differences can be material.
GAAP prioritizes the level of market price observability used in measuring assets and liabilities at fair value. Market price observability is impacted by a number of factors, including the type of assets and liabilities and the specific characteristics of the financial assets and liabilities. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and lesser degree of judgment used in measuring fair value.
Financial assets and liabilities measured at fair value are classified and disclosed into one of the following categories based on the observability of inputs used in the determination of fair values:

•	Level I – Quoted prices that are available in active markets for identical financial assets or liabilities as of the reporting date.

•	Level II – Valuations obtained from independent third-party pricing services, the use of models or other valuation methodologies based on pricing inputs that are either directly or indirectly market observable as of the measurement date. These financial assets and liabilities exhibit higher levels of liquid market observability as compared to Level III financial assets and liabilities.

•
Level III – Pricing inputs that are unobservable in the market and includes situations where there is little, if any, market activity for the financial asset or liability. The inputs into the determination of fair value of financial assets and liabilities in this category may require significant management judgment or estimation. The fair value of these financial assets and liabilities may be estimated using a combination of observed transaction prices, independent pricing services, models or other valuation methodologies based on pricing inputs that are neither directly nor indirectly market observable (e.g., cash flows, implied yields).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial asset or liability when the fair value is based on unobservable inputs.
Fair Value Measurements Categorized within the Fair Value Hierarchy
The table below summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2021. The Company did not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2020.

	December 31, 2021
(dollars in thousands)	Level I	Level II	Level III	Total
Investments, at Fair Value
Corporate bonds	$—	$1,311	$—	$1,311
Liabilities, at Fair Value
TRA liability	$—	$—	$111,325	$111,325
Warrant liability	43,048	—	25,750	68,798
Earnout liability	—	—	143,800	143,800

Total Liabilities, at Fair Value	$43,048	$—	$280,875	$323,923

Reconciliation of Fair Value Measurements Categorized within Level III
Unrealized gains and losses on the Company’s liabilities carried at fair value on a recurring basis are included within other loss in the consolidated and combined statements of operations. There were no transfers in or out of Level III. The following table sets forth a summary of changes in the fair value of the Level III measurements for the year ended December 31, 2021:

(dollars in thousands)	Level III Liabilities
	TRA Liability	Warrant Liability	Earnout Liability	Total
Beginning balance	$—	$—	$—	$—
Issuances	101,645	9,131	635,077	745,853
Settlements	—	—	(1,325,532)	(1,325,532)
Net losses	9,680	16,619	834,255	860,554

Ending Balance	$111,325	$25,750	$143,800	$280,875

Change in net unrealized losses on liabilities still recognized at the reporting date	$9,680	$16,619	$—	$26,299

The settlement of Earnout Securities and additional TRA resulting from the settlement of such liability are non-cash
transactions, and as such have not been reflected in the consolidated and combined statements of cash flows.
Valuation Methodologies for Fair Value Measurements Categorized within Levels II and III
Corporate Bonds
The fair value of corporate bonds are estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. These investments are generally classified as Level II. The Company obtains prices from independent pricing services that generally utilize broker quotes and may use various other pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
TRA Liability
The TRA related to the Dyal Acquisition is considered contingent consideration and is measured at fair value based on discounted future cash flows. The remaining TRA liability on the Company’s consolidated and combined statements of financial condition is not measured at fair value.
Warrant Liability
The Company uses a Monte Carlo simulation model to value the Private Placement Warrants. The Company estimates the volatility of its Class A Shares based on the volatility implied by the Public Warrants. The risk-free interest rate is based on U.S. Treasuries for a maturity similar to the expected remaining life of the warrants. The expected term of the warrants is assumed to be equivalent to their remaining contractual term. The Public Warrants are traded on the NYSE and are stated at the last reported sales price without any valuation adjustments, and therefore are classified as Level I.
Earnout Liability
The fair value of the earnout liability was comprised of the Earnout Securities, which were settled prior to December 31, 2021, and the Oak Street Cash Earnout that was deemed to be contingent consideration on the Oak Street Acquisition.
The fair value of the Earnout Securities was determined using a Monte Carlo simulation model. The Company estimated the volatility of its Class A Shares based on the volatility implied by a review of historical volatility for similar publicly traded companies over a horizon that matched the expected remaining life of the Earnout Securities at each measurement date and the risk-free interest rate was based on U.S. Treasuries for a maturity similar to the expected remaining life.
The fair value of the Oak Street Cash Earnout was determined using a Monte Carlo simulation model. The model incorporates management revenue forecast and makes the following adjustments: historical revenue volatility, risk free rate based on U.S. Treasuries for a maturity similar to the expected remaining life and a discount rate to adjust management’s revenue forecast from a risk-based forecast to a risk-neutral forecast.
Quantitative Inputs and Assumptions for Fair Value Measurements Categorized within Level III
The following table summarizes the quantitative inputs and assumptions used for the Company’s Level III measurements as of December 31, 2021:

(dollars in thousands)	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input	Impact to Valuation from an Increase in Input
TRA liability	$111,325	Discounted cash flow	Discount rate	10%	Decrease
Warrant liability	25,750	Monte Carlo simulation	Volatility	26%	Increase
Earnout liability	143,800	Monte Carlo simulation	Revenue volatility	38%	Increase
			Discount rate	15%	Decrease

Total Liabilities, at Fair Value	$280,875

Fair Value of Other Financial Instruments
Management estimates that the carrying value of the Company’s other investments and debt obligations, which are not carried at fair value, approximated their fair values as of December 31, 2021. The fair value measurements for the Company’s other investments are categorized as Level III and its debt obligations are categorized as Level I within the fair value hierarchy.